Subsequent events	6 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
Subsequent events

22.	Subsequent events

On July 1, 2012, the Company renewed its corporate loan, including outstanding interest and bonus. The $2,764,395 loan bears interest at 25% per annum, and matures on August 31, 2012.

On July 9, 2012, the Company was awarded $78,334,713 in tax free cash grant under the US internal Revenue Code Section 1603 in connection with its 120MW Windstar project. The funds were subsequently received on July 16, 2012. $55,000,000 was used to repay the Rabobank loan (Note 12(b)), $13,933,897 was used to repay deferred financing costs net of liquidated damages (Note 12(c)), $5,248,127 was used to fund the debt service reserve account and $4,710,468 was set aside for the ongoing arbitration between the Company and its deferred financing vendor (Note 23).The amount awarded was $12,221,994 less than the $90,556,707 included in the Company’s application. On July 17, 2012 the Company had a meeting with the head of the 1603 program to understand this shortage and to submit further documentation to support our application. The outcome of this is not presently determinable and, accordingly, no accounts receivable has been made in these financial statements.

On July 30, 2012 the Company announced that it intends on selling the entire Company including either its shares or its assets. The sale process will start immediately and two merger and acquisition advisors were engaged on August 10, 2012 to assist with the sale. The assets being sold will comprise all of our current four (4) producing assets, the fully funded contingency accounts, the Company’s Yabucoa project, existing land holdings, leases, other development projects, tax benefits, and other corporate assets. The Company is expecting the sale process to take between three and six months from the announcement date.

On August 13, 2012 the Company received $3,000,000 from the exercise of 3,000,000 warrants (December 15, 2012 expiry) at $1.00.

On August 15, 2012 the Company made a $500,000 partial payment on the $12,006,600 REC promissory note and negotiated the principal to be paid $500,000 on September 15, 2012, $7.5 million on September 30, 2012, $1 million on October 31, 2012 and the remaining balance plus interest due by November 30, 2012.